CERTIFICATION UNDER RULE 497(j)


May 2, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:      SAFECO Life Insurance Company
         SAFECO Separate Account SL ("Registrant")
         1933 Act File No. 333-30329

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 2002, for the above-captioned registrant that would have filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 30, 2002.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Counsel